Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Parenthetical) (Details) - Restricted Stock And Restricted Stock Unit - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Common Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period	6.3
Starz Business of Lions Gate Entertainment Corp | Common Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period	3.1
Share based compensation by share based award equity instruments other than options vested during the period	$ 22.0	$ 16.7	$ 16.8
Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options vested during the period	$ 67.5	$ 40.0
Maximum | Two Thousand And Nineteen Lions Gate Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period	100,000
Share based compensation by share based award equity instruments other than options vested during the period			$ 51.0